Prepayment and Other Current Assets (Details) - Schedule of Prepayment and Other Current Assets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayment and Other Current Assets [Abstract]
Loan receivable	[1]	$ 3,776,608	$ 1,605,000
Prepaid input VAT		14,318	1,106,489
Deposits and others		1,216,089	224,155
Subtotal		5,007,015	2,935,644
Allowance for credit losses	[2]	(1,155,768)
Total prepayment and other current assets		$ 3,851,247	$ 2,935,644

[1]	In 2021, the Company entered into a loan agreement to lend $400,000 loan to AGM Group Ltd. In April 2022, the Company extended additional $900,000 loan to AGM Group Ltd. at the interest rate of 1% as working capital support and change the amount to $1,200,000 in April 4, 2023. As of December 31, 2023, the total amount of loans to AGM Group Ltd. was $1,350,000, generating interest income of $24,441.On April 10, 2022 and 31 July, 2022, the Company entered into a loan agreement with a third party, Muliang Agriculture Limited, to lend $280,000 and $25,000 at the interest rate of 1% for one year as working capital support. On April 9, 2023, both parties agreed to extend the loan to December 31, 2024 and change the amount to $600,000. As of December 31, 2023, the total amount of loans to Muliang Agriculture Limited was $465,000, generating interest income of $5,745.On March 1, 2023, the Company entered into a loan agreement with a third party, Northnew Management Limited, to lend $2,000,000 at the interest rate of 1%. As of December 31, 2023, the total amount of loans to Northnew Management Limited was $1,925,426, generating interest income of $5,996.
[2]	For the year ended December 31, 2023, the Company recorded credit losses of $1,155,768 for the long-age deposit. No bad debt allowance was recorded for the year ended December 31, 2022 and 2021.